Investment in Hotel Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investment in Hotel Properties
Investment in Hotel Properties

5. Investment in Hotel Properties

        Investment in hotel properties as of September 30, 2011 and December 31, 2010 consisted of the following (in thousands):

	September 30, 2011	December 31, 2010
Land and land improvements	$512,302	$488,031
Buildings and improvements	2,320,128	2,188,153
Furniture, fixtures and equipment	363,308	310,266
Intangibles	1,298	1,298

	3,197,036	2,987,748
Accumulated depreciation and amortization	(436,252)	(361,058)

Investment in hotel properties, net	$2,760,784	$2,626,690

        For the three and nine months ended September 30, 2011, depreciation and amortization expense related to investment in hotel properties was approximately $28.8 million and $90.8 million (excluding discontinued operations), respectively. For the three and nine months ended September 30, 2010, depreciation and amortization expense related to investment in hotel properties was approximately $24.3 million and $69.8 million (excluding discontinued operations), respectively.

  Impairment

        During each of the three and nine month periods ended September 30, 2011 and 2010, the Company determined there was no impairment on its investment in hotels.

5. Investment in Hotel Properties

        Investment in hotel properties as of December 31, 2010 and 2009 consisted of the following (excluding discontinued operations):

	December 31,
	2010	2009
Land and land improvements	$487,971	$237,915
Buildings and improvements	2,188,213	1,637,852
Furniture, fixtures and equipment	310,266	262,963
Intangibles	1,298	—

	2,987,748	2,138,730
Accumulated depreciation and amortization	(361,058)	(261,147)

Investment in hotel properties, net	$2,626,690	$1,877,583

        For the years ended December 31, 2010, 2009 and 2008, depreciation and amortization expense related to investment in hotel properties was approximately $96.0 million, $90.7 million and $79.4 million (excluding discontinued operations), respectively.

  Impairment

        During the year ended December 31, 2010, the Company determined there was no impairment on its investment in hotels. During the years ended December 31, 2009 and 2008, as a result of the general economic recession and reduced demand for its hotel rooms and services resulting from an overall decline in travel demand, the Company assessed the recoverability of the carrying value for all of the hotel assets in the portfolio. This assessment resulted in the Company determining that 16 and five hotels, respectively, had carrying values in excess of undiscounted cash flows, and accordingly recorded an impairment charge totaling $61.4 million and $21.5 million, respectively. The impairment charge recorded for the New York LaGuardia Airport Marriott for the year ended December 31, 2009 of $36.9 million was reclassified to discontinued operations.